Related Party Transactions and Balances	6 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
Note 15 –	RELATED PARTY TRANSACTIONS AND BALANCES

1)	Nature of relationships with related parties

Name	Relationship with the Company
Jianping Zhou	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Jianbin Zhou	Father of major shareholders of the Company and one of Taizhou Suxuantang shareholders
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd	An entity controlled by Jianping Zhou

2)	Related party balances

As of September 30, 2019 and March 31, 2019, the amount due to related parties was as follows:

	As of	As of
	September 30, 2019	March 31, 2019
	(unaudited)
Jiangsu Health Pharmaceutical Investment Co., Ltd.	$338,005	$939,521
Feng Zhou	1,481,755	1,542,828
Jianping Zhou	15,123	-
Jianbin Zhou	-	745
	$1,834,883	$2,483,094

The balances due to related parties are unsecured and due on demand.

3)	Related party transactions

During the six months period ended September 30, 2019 and 2018 the Company generated revenue of $246,476 and $6,687, respectively, from sales transactions with Taizhou Jiutian Pharmaceutical Co. Ltd.

During the six months period ended September 30, 2019 and 2018, the Company generated revenue of $22,327 and $8,822 respectively, from sales transactions with Taizhou Su Xuan Tang Chinese Medicine Clinic.

During the six months period ended September 30, 2019 and 2018, the Company generated revenue of zero and $109,018 respectively, from sales transactions with Taizhou Su Xuan Tang Chinese Hospital Co. Ltd.

As of September 30, 2019, the outstanding amount that the Company borrowed from Feng Zhou, Jiangsu Health Pharmaceutical Investment Co., Ltd, and Jianping Zhou was $1,834,883. As of March 31, 2019, the outstanding amount that the Company borrowed from Feng Zhou and Jiangsu Health Pharmaceutical Investment Co., Ltd, was $2,483,094. All borrowings are non-interest bearing and repaid on demand. During the six months period ended September 30, 2019, $61,073 was repaid to Feng Zhou, $601,516 was repaid to Jiangsu Health Pharmaceutical Investment Co., Ltd, $745 was repaid to Jianbin Zhou, and $15,123 was borrowed from Jianping Zhou.